Hybrid Bonds (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Hybrid Bonds

(a) Hybrid bonds classified as equity as of December 31, 2016 and 2017 are as follows:

	Date of issue	Date of maturity	Interest rate (%)	2016		2017
	(in millions of Won)
Hybrid bond 1-1 (*1)	2013-06-13	2043-06-13	4.30	￦	800,000	800,000
Hybrid bond 1-2 (*1)	2013-06-13	2043-06-13	4.60		200,000	200,000
Issuance cost					(3,081)	(3,081)

				￦	996,919	996,919

(*1)	Details of hybrid bonds as of December 31, 2017 are as follows:

	Hybrid bond 1-1	Hybrid bond 1-2
(in millions of Won)
Issue price	800,000	200,000

Maturity date	30 years (POSCO has a right to extend the maturity date)

Interest rate	Issue date ~ 2018-06-12: 4.3%
Reset every 5 years as follows;
· After 5 years: return on government bond (5 years) + 1.3%
· After 10 years: additionally +0.25% according to Step-up clauses
· After 25 years: additionally +0.75%	Issue date ~ 2023-06-12: 4.6%
Reset every 10 years as follows;
· After 10 years: return on government bond (10 years) + 1.4%
· After 10 years: additionally +0.25% according to Step-up clauses
· After 30 years: additionally +0.75%

Interest payments condition	Quarterly (Optional deferral of interest payment is available to POSCO)

Others	POSCO can call the hybrid bond at year 5 and interest payment date afterwards	POSCO can call the hybrid bond at year 10 and interest payment date afterwards

POSCO ENERGY CO., LTD. [member]
Summary of Hybrid Bonds

(b) POSCO ENERGY CO., LTD., a subsidiary of the Company, issued hybrid bonds, which are classified as non-controlling interests in the consolidated financial statements. Hybrid bonds as of December 31, 2016 and 2017 are as follows:

	Date of issue	Date of maturity	Interest rate (%)	2016		2017
	(in millions of Won)
Hybrid bond 1-1 (*1)	2013-08-29	2043-08-29	4.66	￦	165,000	165,000
Hybrid bond 1-2 (*1)	2013-08-29	2043-08-29	4.72		165,000	165,000
Hybrid bond 1-3 (*1)	2013-08-29	2043-08-29	4.72		30,000	30,000
Hybrid bond 1-4 (*1)	2013-08-29	2043-08-29	5.21		140,000	140,000
Issuance cost					(1,532)	(1,532)

				￦	498,468	498,468

(*1)	Details of issuance of hybrid bonds of POSCO ENERGY CO., LTD. as of December 31, 2017 are as follows:

	Hybrid bond 1-1	Hybrid bond 1-2 and 1-3	Hybrid bond 1-4
(in millions of Won)
Issue price	165,000	195,000	140,000

Maturity date	30 years (The Company has a right to extend the maturity date)

Interest rate	Issue date ~ 2018-08-29: 4.66% Reset every 5 years as follows;	Issue date ~ 2018-08-29: 4.72% Reset every 5 years as follows;	Issue date ~ 2023-08-29: 5.21% Reset every 10 years as follows;
	· After 5 years: return on government bond (5 years) + 1.39%· After 10 years: additionally +0.25% according to Step-up clauses · After 25 years: additionally +0.75%	· After 5 years: return on government bond (5 years) + 1.45%· After 10 years: additionally +0.25% according to Step-up clauses · After 25 years: additionally +0.75%	· After 10 years: return on government bond (10 years) + 1.55%· After 10 years: additionally +0.25% according to Step-up clauses · After 30 years: additionally +0.75%

Interest payments condition	Quarterly (Optional deferral of interest payment is available to the Company but for hybrid bond 1-3, the Company pays every quarter(3/30, 6/30, 9/30, 12/30))

Others	The issuer can call the hybrid bond at year 5 and interest payment date afterwards		The issuer can call the hybrid bond at year 10 and interest payment date afterwards